Common And Series A Preferred Stock (Preferred Stock Series A [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Preferred Stock Series A [Member]
Common And Series A Preferred Stock

Series A Preferred Stock

On December 30, 2005, the Company offered and sold 1,521,258 shares of 8% Series A preferred stock. At March 31, 2013, 803,270 shares of Series A preferred stock remained outstanding. Dividends on the Series A preferred stock are cumulative and are payable monthly in arrears on the last day of each month, at the annual rate of 8% of the $10.00 liquidation preference per share, equivalent to a fixed annual amount of $.80 per share. The Company may redeem the Series A preferred stock, in whole or in part, at any time and from time to time for cash at a redemption price of $10.00 per share, plus all accrued and unpaid dividends.

Note 12.	Common and Series A Preferred Stock

The Company's common stock is duly authorized, full paid and non-assessable. At December 31, 2012 and 2011, members of the Board of Directors and executive officers owned approximately 14.2% and 18.5%, respectively, of the Company's outstanding common stock.

At December 31, 2012, 97,008 of SLP's common operating partnership units ("Common OP Units") were outstanding. The redemption value for the Common OP Units was $99 and $64, respectively, as of December 31, 2012 and 2011. Each limited partner of SLP may, subject to certain limitations, require that SLP redeem all or a portion of his or her Common OP Units, at any time after a specified period following the date the units were acquired, by delivering a redemption notice to SLP. When a limited partner tenders Common OP Units to SLP for redemption, the Company can, in its sole discretion, choose to purchase the units for either (1) a number of shares of Company common stock equal to the number of units redeemed (subject to certain adjustments) or (2) cash in an amount equal to the market value of the number of shares of Company common stock the limited partner would have received if the Company chose to purchase the units for common stock. During 2011, 61,153 Common OP Units of limited partnership interest were redeemed for common shares of SHI. During 2010 and 2012, no Common OP Units were redeemed for common shares of SHI. Supertel offered to each of the Preferred OP Unit holders the option to extend until October 24, 2012 their right to have units redeemed at $10 per unit. In October 2012 and 2011, 11,424 and 39,611 units, respectively were redeemed at $10 each. No SLP preferred operating units were outstanding as of December 31, 2012.

On December 30, 2005 the Company offered and sold 1,521,258 shares of 8% Series A preferred stock. The shares were sold for $10.00 per share and bear a liquidation preference of $10.00 per share. At December 31, 2012, 2011 and 2010, 803,270 shares each year of Series A preferred stock remained outstanding.

Dividends on the Series A preferred stock are cumulative and are payable monthly in arrears on the last day of each month, at the annual rate of 8% of the $10.00 liquidation preference per share, equivalent to a fixed annual amount of $.80 per share. Dividends on the Series A preferred stock accrue regardless of whether or not the Company has earnings, whether there are funds legally available for the payment of such dividends and whether or not such dividends are declared. Unpaid dividends will accumulate and bear additional dividends at 8%, compounded monthly.

The Series A preferred stock with respect to dividend rights and rights upon the Company's liquidation, dissolution or winding up, ranks senior to all classes or series of the Company's common stock, senior or on parity with all other classes or series of preferred stock and junior to all of the Company's existing and future indebtedness. Upon liquidation all Series A preferred stock will be entitled to $10.00 per share plus accrued but unpaid dividends. The Company will not pay any distributions, or set aside any funds for the payment of distributions, on its common shares unless it has also paid (or set aside for payment) the full cumulative distributions on the preferred shares for the current and all past dividend periods. The outstanding preferred shares do not have any maturity date, and are not subject to mandatory redemption.

The Series A preferred stock had no conversion rights, the former conversion rights of the Series A preferred stock were cancelled as of February 20, 2009.

The Series A preferred stock will be redeemable on or after January 1, 2009 for cash, at the Company's option, in whole or from time to time in part, at $10.00 per share, plus accrued and unpaid dividends to the redemption date.

On May 10, 2010, the Company consummated the sale of 74,850 shares of its common stock and 37,425 warrants to purchase up to an additional 37,425 shares of the Company's common stock for aggregate gross proceeds of $1.0 million, pursuant to the terms of a Private Placement Memorandum with accredited investors as defined in Rule 501 of Regulation D promulgated under the Securities Act of 1933, as amended. The warrants are exercisable for a period of three years from the date of issuance at an exercise price of $20.

During 2010 the Company sold 39,548 shares of common stock using a Standby Equity Distribution Agreement. Net proceeds of $480 were used for corporate purposes.

On March 29, 2011, the Company entered into an equity distribution agreement with JMP Securities LLC ("JMP") pursuant to which the Company may offer and sell up to 250,000  shares of common stock from time to time through JMP. Sales of shares of the Company common stock, if any, under the agreement may be made in negotiated transactions or other transactions that are deemed to be "at the market" offerings, including sales made directly on the Nasdaq Global Market or sales made to or through a market maker other than on an exchange. The common stock will be sold pursuant to the Company's registration statement on Form S-3 (333-170756). The Company sold through JMP, as its agent, an aggregate of 11,466 shares of common stock in 2011 and 8,125 shares of common stock in the fourth quarter of 2011, pursuant to ordinary brokers' transactions on the Nasdaq Global Market. Gross proceeds in 2011 were $97, commissions to agent were $5, other miscellaneous expenses were $3, and net proceeds to the Company were $89. Gross proceeds in the fourth quarter of 2011 were $53, commissions to agent were $3 and net proceeds to Company were $50.

The Company also has Series B preferred stock (see Note 10) and Series C convertible preferred stock (see Note 13), outstanding.